Income Tax - Summary of Deferred Tax Reconciliation to Balance Sheet (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets And Liabilities [Abstract]
Deferred tax assets	€ 9	€ 8
Deferred tax liabilities	€ 2	€ 2